Unit Activity (Details) - Contract Owner - shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Unit Activity [Line Items]
Units issued	1,743,575	1,927,018	1,737,051
Units redeemed	(2,144,494)	(2,168,117)	(2,273,519)
VIP & PDISCO
Unit Activity [Line Items]
Units issued	23,834	46,565	22,526
Units redeemed	(101,459)	(48,062)	(155,858)
PVAL & PVAL $100,000 face value
Unit Activity [Line Items]
Units issued	1,719,741	1,880,453	1,714,525
Units redeemed	(2,043,035)	(2,120,055)	(2,117,661)
CVAL
Unit Activity [Line Items]
Units issued	0	0	0
Units redeemed	0	0	0